SCHEDULE OF INVESTMENTS

Securian Real Estate Securities (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Real Estate

Diversified REITs – 2.6%
STORE Capital Corp.	17	$299
VEREIT, Inc.	78	382

		681

Health Care REITs – 11.3%
Healthcare Trust of America, Inc., Class A	17	405
Healthpeak Properties, Inc.	33	780
Omega Healthcare Investors, Inc.	13	340
Physicians Realty Trust	11	150
Ventas, Inc.	17	469
Welltower, Inc.	18	838

		2,982

Hotel & Resort REITs – 3.1%
Hilton Worldwide Holdings, Inc.	3	218
Host Hotels & Resorts, Inc.	36	400
Ryman Hospitality Properties, Inc.	5	194

		812

Industrial REITs – 13.9%
Duke Realty Corp.	34	1,111
First Industrial Realty Trust, Inc.	12	395
ProLogis, Inc.	27	2,164

		3,670

Office REITs – 11.6%
Alexandria Real Estate Equities, Inc.	10	1,323
Boston Properties, Inc.	6	581
Cousins Properties, Inc.	16	479
Highwoods Properties, Inc.	5	170
Kilroy Realty Corp.	8	503

		3,056

Residential REITs – 19.7%
American Homes 4 Rent	30	696
Apartment Investment and Management Co., Class A	7	246
AvalonBay Communities, Inc.	5	804
Camden Property Trust	8	634
Equity Lifestyle Properties, Inc.	3	190
Equity Residential	7	421
Essex Property Trust, Inc.	2	518
Invitation Homes, Inc.	35	757
Sun Communities, Inc.	3	424
UDR, Inc.	14	497

		5,187

Retail REITs – 8.0%
Agree Realty Corp.	6	359
Brixmor Property Group, Inc.	17	164
Realty Income Corp.	9	429
Regency Centers Corp.	4	153
Simon Property Group, Inc.	11	600
Spirit Realty Capital, Inc.	9	230
Weingarten Realty Investors	12	176

		2,111

Specialized REITs – 28.9%
Crown Castle International Corp.	1	188
CubeSmart	8	204
CyrusOne, Inc.	11	654
Digital Realty Trust, Inc.	8	1,167
Equinix, Inc.	4	2,245
Extra Space Storage, Inc.	5	440
Four Corners Property Trust, Inc.	12	223

Gaming and Leisure Properties, Inc.	9	241
Public Storage, Inc.	5	894
QTS Realty Trust, Inc., Class A	11	655
VICI Properties, Inc.	42	701

		7,612

Total Real Estate - 99.1%		26,111

TOTAL COMMON STOCKS – 99.1%		$26,111
(Cost: $30,617)

SHORT-TERM SECURITIES

Money Market Funds (A) - 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	219	219

TOTAL SHORT-TERM SECURITIES – 0.8%		$219
(Cost: $219)

TOTAL INVESTMENT SECURITIES – 99.9%		$26,330
(Cost: $30,836)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		35

NET ASSETS – 100.0%		$26,365

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$26,111	$—	$—
Short-Term Securities	219	—	—

Total	$26,330	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$30,836

Gross unrealized appreciation	1,239

Gross unrealized depreciation	(5,745)

Net unrealized depreciation	$(4,506)